CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES	6 Months Ended
Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of current and non-current assets and liabilities
CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES
a)    Assets

	Other Financial Assets		Accounts Receivable and Other		Inventory
AS AT JUN. 30, 2018 AND DEC. 31, 2017 (MILLIONS)	2018	2017	2018	2017	2018	2017
Current portion	$3,138	$2,568	$9,343	$8,492	$3,786	$3,585
Non-current portion	2,451	2,232	3,313	3,481	2,774	2,726
	$5,589	$4,800	$12,656	$11,973	$6,560	$6,311

b)    Liabilities

	Accounts Payable and Other		Corporate Borrowings		Property-Specific Borrowings		Subsidiary Borrowings
AS AT JUN. 30, 2018 AND DEC. 31, 2017 (MILLIONS)	2018	2017	2018	2017	2018	2017	2018	2017
Current portion	$11,785	$11,148	$457	$—	$7,908	$8,800	$1,493	$1,956
Non-current portion	6,545	6,817	5,967	5,659	62,730	54,921	6,614	7,053
	$18,330	$17,965	$6,424	$5,659	$70,638	$63,721	$8,107	$9,009